LEASES - Balance Sheet Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases, Operating [Abstract]
Right-of-use assets	$ 161,822	$ 133,112
Current portion of lease liabilities	24,075	19,155
Operating lease liabilities, noncurrent	126,695	114,687
Leases, Finance [Abstract]
Right-of-use assets	0	3,240
Finance lease liabilities, current	0	1,094
Finance lease liabilities, noncurrent	0	2,869
Total right-of-use assets	161,822	136,352
Total lease liabilities	$ 150,770	$ 137,805
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities	Accounts payable and other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities	Accounts payable and other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities